ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 82.5%
	EQUITY - 82.5%
75,602	Financial Select Sector SPDR Fund					$ 3,513,981
33,617	Industrial Select Sector SPDR Fund					4,498,963
76,040	Invesco Dividend Achievers ETF					3,481,111
51,500	Invesco S&P 500 Pure Value ETF					4,565,475
18,011	iShares MSCI USA Momentum Factor ETF					3,645,607
26,741	iShares MSCI USA Quality Factor ETF					4,717,647
49,840	iShares S&P 500 Growth ETF					4,740,282
19,567	Technology Select Sector SPDR Fund					4,348,570
	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,740,350)					33,511,636

	SHORT-TERM INVESTMENT — 13.1%
	MONEY MARKET FUND - 13.1%
5,303,829	First American Government Obligations Fund, Class X, 4.78%(b)(d) (Cost $5,303,829)					5,303,829

Contracts(a)
	FUTURE OPTIONS PURCHASED - 0.1%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.1%
42	S&P500 E-Mini Option	GS	12/20/2024	$ 5,000	$ 11,981,445	$ 54,075
	TOTAL PUT OPTIONS PURCHASED (Cost - $147,525)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $147,525)					54,075

	TOTAL INVESTMENTS - 95.7% (Cost $32,191,704)					$ 38,869,540
	CALL OPTIONS WRITTEN - (0.4)% (Proceeds received - $77,675)					(142,675)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.7%					1,892,815
	NET ASSETS - 100.0%					$ 40,619,680

ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Contracts(a)
	WRITTEN FUTURE OPTIONS - (0.4)%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
CALL OPTIONS WRITTEN- (0.4)%
26	S&P500 E-Mini Option	GS	12/20/2024	$ 5,800	$ 7,417,085	$ 142,675
TOTAL CALL OPTIONS WRITTEN (Proceeds - $77,675)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $77,675)					$ 142,675

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(c)	Value and Unrealized Appreciation
14	COMEX Gold 100 Troy Ounces Future(d)			12/30/2024	$ 3,849,020	$ 294,200
22	COMEX Silver Future(d)			12/30/2024	3,607,560	538,635
	TOTAL FUTURES CONTRACTS					$ 832,835

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
GS	- Goldman Sachs
(a)	Each contract is equivalent to one futures contract.
(b)	Rate disclosed is the seven day effective yield as of October 31, 2024.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(d)	All or a portion of this investment is a holding of the ADWAT Fund.